Intellectual Property net (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Intellectual Property net
Balance- beginning	$ 516,676	$ 462,625	$ 488,462
Addition	60,496	145,591	135,862
Impairment	(33,540)	(57,836)	(106,761)
Amortization	(27,212)	(33,704)	(54,938)
Balance - ending	$ 516,420	$ 516,676	$ 462,625